(Loss) Earnings Per Common Share (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
(Loss) Earnings Per Common Share [Abstract]
(Loss) Earnings Per Common Share
NOTE (3) – Loss Per Share of Common Stock

Basic loss per share of common stock is computed pursuant to the two-class method by dividing net loss available to common stockholders less dividends paid on participating securities (unvested shares of restricted common stock) and any undistributed loss attributable to participating securities by the weighted average common shares outstanding during the period.  The weighted average common shares outstanding includes the weighted average number of shares of common stock outstanding less the weighted average number of unvested shares of restricted common stock.  ESOP shares are considered outstanding for this calculation unless unearned.  Diluted net loss per share of common stock includes the dilutive effect of unvested stock awards and additional potential common shares issuable under stock options.

The following table shows how the Company computed basic and diluted loss per share of common stock for the periods indicated:

	For the three months ended September 30,		For the nine months ended September 30,
	2020	2019	2020	2019
	(Dollars in thousands, except per share)

Net loss	$(244)	$(279)	$(61)	$(137)
Less net loss attributable to participating securities	(2)	(4)	(1)	(2)
Loss available to common stockholders	$(242)	$(275)	$(60)	$(135)

Weighted average common shares outstanding for basic loss per common share	27,224,344	26,907,546	27,114,022	26,782,325
Add: dilutive effects of assumed exercises of stock options	-	-	-	-
Add: dilutive effects of unvested restricted stock awards	-	-	-	-
Weighted average common shares outstanding for diluted loss per common share	27,224,344	26,907,546	27,114,022	26,782,325

Loss per common share - basic	$(0.01)	$(0.01)	$(0.00)	$(0.01)
Loss per common share - diluted	$(0.01)	$(0.01)	$(0.00)	$(0.01)

For the third quarter of 2020 and 2019, unvested restricted stock awards of 236,249 shares and 341,750 shares of common stock, respectively, and stock options for 450,000 shares and 455,000 shares of common stock, respectively, were not considered in computing diluted loss per common share because they were anti-dilutive.For the nine months ended September 30, 2020 and 2019, the unvested restricted stock awards of 301,533 shares and 372,818 shares of common stock, respectively, and the stock options for 450,000 shares and 455,000 shares of common stock, respectively, were not considered in computing diluted loss per common share because they were anti-dilutive.

Note 17 – (Loss) Earnings Per Common Share

The factors used in the earnings per common share computation follow:

	2019	2018
	(Dollars in thousands, except share and per share)
Net (loss) income	$(206)	$815
Less net income attributable to participating securities	-	(3)
(Loss) income available to common stockholders	$(206)	$812
Weighted average common shares outstanding for basic earnings per common share	26,833,693	26,755,405
Add: dilutive effects of unvested restricted stock awards	-	7,044
Weighted average common shares outstanding for diluted earnings per common share	26,833,693	26,762,449
(Loss) earnings per common share – basic	$(0.01)	$0.03
(Loss) earnings per common share – diluted	$(0.01)	$0.03

Stock options for 275,000 shares and 267,500 shares of common stock for the years ended December 31, 2019 and 2018, respectively, were not considered in computing diluted earnings per common share because they were anti-dilutive.